Earnings Per Share	12 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share
9.	Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares of Class A common stock outstanding, during each period presented. Diluted earnings per share is computed similarly to basic earnings per share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue shares of Class A common stock were exercised or converted into shares of Class A common stock. The computations for basic and diluted earnings per share are described in the following table:

	Year ended June 30,
	2016	2015

Net income (loss)	$1,414,615	$(715,280)
Weighted average common shares outstanding:
Basic	15,401,893	14,711,586
Effect of dilutive securities:
Options to purchase common stock	71,859	—
Restricted stock units	944,274	—
Common stock warrants	457,357	—
Diluted	16,875,383	14,711,586

Earnings (Loss) per common share:
Basic	$0.09	$(0.05)
Diluted	$0.08	$(0.05)
Excluded from computation:
Options to purchase common stock	718,684	703,721
Restricted stock units	289,982	1,002,700
Common stock warrants	848,927	1,916,671
	1,857,593	3,623,092